Retirement Benefits Plan - Summary of defined contribution plans (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Contribution Plans Explanatory [Abstract]
Defined contribution plans	$ 6,780	$ 5,169
401(k) matched savings plan	7,238	4,110
Net pension expense	$ 14,018	$ 9,279